Financial Instruments carried at Fair Value - Unrealized Gains or Losses on Level 3 Instruments Held or in Issue at the Reporting Date (Detail) - Unrealized Gains or Losses [Member] - Valuation technique unobservable parameters (Level 3) - EUR (€)
€ in Millions
	Jun. 30, 2018	Jun. 30, 2017
Financial assets held at fair value [Abstract]
Trading securities, assets	€ 15	€ 44
Positive market values from derivative financial instruments	676	(382)
Other trading assets	56	(48)
Non-trading financial assets mandatory at fair value through profit and loss	250	0
Financial assets designated at fair value through profit or loss	0	(42)
Financial assets mandatory at fair value through other comprehensive income	0	0
Financial assets available for sale	0	90
Other financial assets at fair value	0	(1)
Total financial assets held at fair value	997	(339)
Financial liabilities held at fair value:
Trading securities, liabilities	(1)	2
Negative market values from derivative financial instruments	(603)	251
Other trading liabilities	0	0
Financial liabilities designated at fair value through profit or loss	189	(9)
Other financial liabilities at fair value	205	(143)
Total financial liabilities held at fair value	(209)	99
Total	€ 788	€ (240)